Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of future annual minimum lease payments under non-cancelable operating leases
Year Ending June 30,
2015	$102,878
2016	51,438
Total	$154,316

2014	$102,878
2015	102,878
Total	$205,756